FIDELITY

(REGISTERED TRADEMARK)

FREEDOM
FUNDS - INCOME, 2000, 2010, 2020, 2030
SM
ANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUNDS HAVE DONE OVER TIME.

FUND TALK               14  THE MANAGERS' REVIEW OF THE FUNDS'
                            PERFORMANCE, STRATEGY AND OUTLOOK.

FREEDOM INCOME          18  INVESTMENT CHANGES
                        20  INVESTMENTS
                        21  FINANCIAL STATEMENTS

FREEDOM 2000            25  INVESTMENT CHANGES
                        27  INVESTMENTS
                        29  FINANCIAL STATEMENTS

FREEDOM 2010            33  INVESTMENT CHANGES
                        35  INVESTMENTS
                        37  FINANCIAL STATEMENTS

FREEDOM 2020            41  INVESTMENT CHANGES
                        43  INVESTMENTS
                        45  FINANCIAL STATEMENTS

FREEDOM 2030            49  INVESTMENT CHANGES
                        51  INVESTMENTS
                        53  FINANCIAL STATEMENTS

NOTES                   57  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   60  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           61


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY FREEDOM INCOME FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998            PAST 1  LIFE OF
                                        YEAR    FUND

FIDELITY FREEDOM INCOME                 14.88%  17.17%

FIDELITY FREEDOM INCOME COMPOSITE       15.88%  19.44%

 S&P 500(REGISTERED TRADEMARK)          48.00%  59.93%

 LB AGGREGATE BOND                      11.99%  13.30%

 LB 3 MONTH T-BILL                      5.58%   8.05%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices. The Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998            PAST 1  LIFE OF
                                        YEAR    FUND

FIDELITY FREEDOM INCOME                 14.88%  11.53%

FIDELITY FREEDOM INCOME COMPOSITE       15.88%  13.01%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             Freedom Inco                LB Aggregate Bond
FID Freedom Income Comp.
             00369                       LB001
F0205
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10209.37                    10171.29
   10236.94
  1996/12/31      10149.16                    10076.71
   10176.36
  1997/01/31      10280.05                    10107.57
   10334.86
  1997/02/28      10290.08                    10132.71
   10377.53
  1997/03/31      10168.68                    10020.43
   10263.60
  1997/04/30      10330.98                    10170.43
   10467.85
  1997/05/31      10524.49                    10266.57
   10657.27
  1997/06/30      10677.76                    10388.43
   10818.84
  1997/07/31      10985.29                    10668.57
   11129.08
  1997/08/31      10872.09                    10577.57
   10988.62
  1997/09/30      11068.36                    10733.57
   11192.94
  1997/10/31      11068.12                    10889.29
   11203.95
  1997/11/30      11161.75                    10939.43
   11346.16
  1997/12/31      11256.31                    11049.57
   11450.24
  1998/01/31      11362.30                    11191.43
   11556.20
  1998/02/28      11542.88                    11183.00
   11735.45
  1998/03/31      11681.54                    11221.02
   11893.10
IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $11,682 - a 16.82% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,221 - a 12.21% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $11,893 - an 18.93% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE WEIGHTED
PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR.
FIDELITY FREEDOM 2000 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2000                 23.25%  25.83%

FIDELITY FREEDOM 2000 COMPOSITE       24.60%  29.74%

 S&P 500                              48.00%  59.93%

 MS EAFE                              18.86%  18.45%

 LB AGGREGATE BOND                    11.99%  13.30%

 ML HIGH YIELD MASTER                 14.77%  19.54%

 LB 3 MONTH T-BILL                    5.58%   8.05%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Standard & Poor's 500 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MS EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2000                 23.25%  17.14%

FIDELITY FREEDOM 2000 COMPOSITE       24.60%  19.64%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             Freedom 2000                LB Aggregate Bond
FID Freedom 2000 Composite
             00370                       SP001
F0206
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10340.00                    10171.29
   10396.84
  1996/12/31      10239.47                    10076.71
   10279.14
  1997/01/31      10441.23                    10107.57
   10536.79
  1997/02/28      10451.32                    10132.71
   10598.28
  1997/03/31      10209.21                    10020.43
   10381.64
  1997/04/30      10451.32                    10170.43
   10701.37
  1997/05/31      10806.18                    10266.57
   11044.22
  1997/06/30      11070.24                    10388.43
   11330.10
  1997/07/31      11578.05                    10668.57
   11826.01
  1997/08/31      11313.99                    10577.57
   11498.22
  1997/09/30      11669.45                    10733.57
   11851.51
  1997/10/31      11517.11                    10889.29
   11739.07
  1997/11/30      11669.45                    10939.43
   11974.16
  1997/12/31      11805.30                    11049.57
   12117.82
  1998/01/31      11941.83                    11191.43
   12270.20
  1998/02/28      12319.84                    11183.00
   12643.62
  1998/03/31      12582.51                    11221.02
   12935.48
IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1998 the value of the investment would have grown to $12,583 - a 25.83% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,221 - a 12.21% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $12,935 - a 29.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR.
FIDELITY FREEDOM 2010 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2010                 31.31%  34.71%

FIDELITY FREEDOM 2010 COMPOSITE       32.94%  40.09%

 S&P 500                              48.00%  59.93%

 MS EAFE                              18.86%  18.45%

 LB AGGREGATE BOND                    11.99%  13.30%

 ML HIGH YIELD MASTER                 14.77%  19.54%

 LB 3 MONTH T-BILL                    5.58%   8.05%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Standard & Poor's 500 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MS EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2010                 31.31%  22.78%

FIDELITY FREEDOM 2010 COMPOSITE       32.94%  26.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             Freedom 2010                S&P 500
FID Freedom 2010 Composite
             00371                       SP001
F0207
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10471.89                    10755.90
   10541.45
  1996/12/31      10340.61                    10542.83
   10386.72
  1997/01/31      10634.90                    11201.54
   10749.20
  1997/02/28      10645.05                    11289.36
   10833.43
  1997/03/31      10300.02                    10825.48
   10536.49
  1997/04/30      10624.75                    11471.76
   10960.98
  1997/05/31      11144.12                    12170.16
   11465.97
  1997/06/30      11521.36                    12715.39
   11876.68
  1997/07/31      12214.69                    13727.15
   12541.22
  1997/08/31      11796.65                    12958.16
   12019.22
  1997/09/30      12316.64                    13667.87
   12522.18
  1997/10/31      11980.18                    13211.37
   12241.40
  1997/11/30      12194.29                    13822.92
   12579.40
  1997/12/31      12342.84                    14060.26
   12755.29
  1998/01/31      12511.77                    14215.77
   12945.36
  1998/02/28      13124.16                    15241.01
   13554.00
  1998/03/31      13525.38                    16021.50
   14007.73
IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $13,525 - a 35.25% increase on the initial investment. For comparison, look at how the S&P 500* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,022 - a 60.22% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $14,008 - a 40.08% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FIDELITY FREEDOM 2020 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2020                 35.36%  39.41%

FIDELITY FREEDOM 2020 COMPOSITE       37.39%  45.76%

 S&P 500                              48.00%  59.93%

 MS EAFE                              18.86%  18.45%

 LB AGGREGATE BOND                    11.99%  13.30%

 ML HIGH YIELD MASTER                 14.77%  19.54%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Standard & Poor's 500 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MS EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2020                 35.36%  25.71%

FIDELITY FREEDOM 2020 COMPOSITE       37.39%  29.63%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             Freedom 2020                S&P 500
FID Freedom 2020 Composite
             00372                       SP001
F0208
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10523.14                    10755.90
   10610.90
  1996/12/31      10391.74                    10542.83
   10442.99
  1997/01/31      10726.63                    11201.54
   10863.95
  1997/02/28      10736.78                    11289.36
   10960.11
  1997/03/31      10361.29                    10825.48
   10628.61
  1997/04/30      10716.48                    11471.76
   11105.20
  1997/05/31      11317.32                    12170.16
   11685.78
  1997/06/30      11755.74                    12715.39
   12170.18
  1997/07/31      12530.62                    13727.15
   12921.71
  1997/08/31      12031.02                    12958.16
   12286.67
  1997/09/30      12642.77                    13667.87
   12873.55
  1997/10/31      12183.96                    13211.37
   12478.64
  1997/11/30      12438.85                    13822.92
   12877.18
  1997/12/31      12599.09                    14060.26
   13067.63
  1998/01/31      12768.07                    14215.77
   13275.04
  1998/02/28      13539.01                    15241.01
   14040.69
  1998/03/31      14024.81                    16021.50
   14602.52
 IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $14,025 - a 40.25% increase on the initial investment. For comparison, look at how the S&P 500* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,022 - a 60.22% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $14,603 - a 46.03% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FIDELITY FREEDOM 2030 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2030                 36.28%  40.35%

FIDELITY FREEDOM 2030 COMPOSITE       37.87%  46.32%

 S&P 500                              48.00%  59.93%

 MS EAFE                              18.86%  18.45%

 LB AGGREGATE BOND                    11.99%  13.30%

 ML HIGH YIELD MASTER                 14.77%  19.54%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Standard & Poor's 500 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MS EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998          PAST 1  LIFE OF
                                      YEAR    FUND

FIDELITY FREEDOM 2030                 36.28%  26.30%

FIDELITY FREEDOM 2030 COMPOSITE       37.87%  29.97%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980126 092753 S00000000000001
             Freedom 2030                S&P 500
FID Freedom 2030 Composite
             00373                       SP001
F0209
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10533.74                    10755.90
   10617.58
  1996/12/31      10402.20                    10542.83
   10453.09
  1997/01/31      10737.43                    11201.54
   10865.36
  1997/02/28      10757.75                    11289.36
   10968.64
  1997/03/31      10371.73                    10825.48
   10641.13
  1997/04/30      10727.27                    11471.76
   11114.69
  1997/05/31      11368.59                    12170.16
   11724.85
  1997/06/30      11816.82                    12715.39
   12214.63
  1997/07/31      12601.21                    13727.15
   12967.98
  1997/08/31      12081.68                    12958.16
   12308.27
  1997/09/30      12723.45                    13667.87
   12911.89
  1997/10/31      12214.11                    13211.37
   12480.87
  1997/11/30      12468.78                    13822.92
   12878.99
  1997/12/31      12628.14                    14060.26
   13069.34
  1998/01/31      12817.72                    14215.77
   13288.44
  1998/02/28      13618.17                    15241.01
   14088.57
  1998/03/31      14134.25                    16021.50
   14670.85
IMATRL PRASUN   SHR__CHT 19971231 19980126 092754 R00000000000038
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $14,134 - a 41.34% increase on the initial investment. For comparison, look at how the S&P 500* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,022 - a 60.22% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $14,671 - a 46.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
With a favorable U.S. economic
backdrop playing an important
role, the U.S. stock and bond
markets performed well for the 12
months that ended March 31, 1998.
The U.S. stock market's resolve was
tested repeatedly during this time,
particularly when Southeast Asia's
financial markets collapsed in late
October 1997. But the stock market
proved resilient. The Standard &
Poor's 500 Index - a measure of
U.S. stock performance - gained
48.00% during this time. During the
early part of the period, stocks of
large-capitalization companies
were responsible for much of the
market's advance. In August and
September 1997, however, stocks
of smaller companies gained
momentum. After the Asian
debacle, investors embarked on a
"flight to quality," seeking shelter in
securities with less international
emphasis. The bond market, in
fact, attracted many wary stock
investors. By the end of the period,
though, investors had regained
confidence in stocks and the Dow
Jones Industrial Average was
homing in on the 9000-point barrier.
A lack of inflationary pressure, low
interest rates and steady economic
growth translated into a strong year
for bonds. The Lehman Brothers
Aggregate Bond Index - a
measure of the taxable bond
market - had a 12-month return of
11.99%. Though investors feared a
slowdown in Asian demand would
hamper corporate earnings,
corporate bonds remained attractive
from a yield perspective. High-yield,
emerging-market and
mortgage-backed bonds also
performed nicely during the period.
An interview with Ren Cheng (left photo), with additional comments from Scott Stewart, Portfolio Managers of the Fidelity Freedom Funds
Q. HOW DID THE FUNDS PERFORM, SCOTT?
S.S. For the 12 months that ended March 31, 1998, the Income, 2000 and 2010 portfolios returned 14.88%, 23.25% and 31.31%, respectively. The 2020 and 2030 portfolios returned 35.36% and 36.28%, respectively, over the same period. Each Freedom Fund compares its performance to a composite benchmark, which is comprised of various indexes and reflects the fund's target allocation mix. Over the past 12 months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 15.88%, 24.60% and 32.94%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned 37.39% and 37.87%, respectively, during the same period.
Q. REN, WHAT TYPES OF MARKET FACTORS SHAPED THE FUNDS' PERFORMANCE? R.C. It was really a tale of two different periods. From April 1997 through September 1997, the funds' underlying investments performed well. The stock market - which had been dominated by the performance of certain large-capitalization stocks - began to broaden to include small- and medium-capitalization stocks. Since many of the underlying Fidelity funds emphasize smaller stocks, this was a beneficial turn of events. The second half of the period, however, was a different story. As investors are aware by now, Asian financial markets collapsed in October and markets across the world were negatively affected. As a result of this increased volatility, the U.S. stock market cooled off a bit. Over the course of the period, the 2020 and 2030 portfolios, in particular, underperformed the S&P 500 because both portfolios are designed to hold a smattering of bond and international investments. Lastly, since Asia accounts for a significant portion of worldwide technology production and demand, the technology sector was hurt when Asian markets fell. Many of the funds' underlying investments had substantial positions in technology-related securities.
Q. HOW DID THE FIXED-INCOME MARKETS PERFORM?
R.C. Bonds had a pretty good first half of the period, but were somewhat flat in the second half. The favorable economic conditions we've seen lately - namely low inflation and moderate growth - translated into a very low interest-rate environment. In that situation, the best bond investors could do was to "clip the coupon," or simply be content to realize the face value of bonds rather than collect a profit. The high-yield market, on the other hand, rode the wave of good credit quality and a healthy supply/demand situation during the period. Over the past 12 months, the high-yield bond fund in which the 2030, 2020, 2010 and 2000 portfolios invest - Fidelity Capital & Income Fund - returned just over 22%. That's a pretty attractive number.
Q. WHAT WAS THE STORY ON AN INTERNATIONAL BASIS?
R.C. Of course, Southeast Asia's problems have been well-documented. Aside from the poor performance of many technology stocks - which I mentioned earlier as being an obstacle to better performance - some of the Freedom portfolios also had small positions in the Fidelity Southeast Asia Fund. Europe, meanwhile, turned out to be a pleasant surprise as the push toward a uniform currency began to solidify. Having a uniform currency should help streamline economic philosophies throughout Europe. Can you imagine if each of the 12 Federal Reserve banks in the U.S. issued different forms of currency? It would be crazy. That's why a convergence in European economic philosophy should be beneficial. The underlying funds with significant European investments included Fidelity Diversified International Fund, Fidelity Europe Fund and Fidelity Overseas Fund.
Q. THE FUNDS' ASSETS GREW RAPIDLY DURING THE PERIOD, FROM AROUND $69 MILLION TO OVER $1.7 BILLION. DOES A RISE IN ASSETS AFFECT THE WAY YOU MANAGE THE FUNDS?
R.C. These funds are quite different than say, a regular stock fund. If the manager of a diversified stock fund experienced a similar asset jump, he or she might have had some difficulty putting that new money to work right away. Also, the inflows were spread out over five portfolios, so the impact to each wasn't too significant. With the Freedom Funds, once the money comes in, it is automatically diverted to the underlying funds according to the target mixes of each Freedom Fund.
Q. SCOTT, WHAT SORTS OF NEAR-TERM CHANGES WILL YOU MAKE TO THE
PORTFOLIOS?
S.S. In keeping with the funds' long-term strategy, we'll gradually reallocate each Freedom Fund's target investment mix over the coming months. The table below illustrates the target asset mix we'd like to achieve for each fund by the next time we address our shareholders on September 30, 1998:
                               INCOME  2000   2010   2020   2030

DOMESTIC EQUITY FUNDS          20.0%   36.3%  54.4%  67.4%  70.0%

INTERNATIONAL EQUITY FUNDS     -       3.8%   8.4%   11.8%  14.4%

INV. GRADE FIXED-INCOME FUNDS  40.0%   40.2%  27.8%  13.3%  6.2%

HIGH YIELD FIXED-INCOME FUNDS  -       3.5%   6.6%   7.5%   9.4%

MONEY MARKET FUNDS             40.0%   16.2%  2.8%   -      -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

REFLECTING THE CHANGES  TO THE TARGET INVESTMENT MIXES DESCRIBED
ABOVE, EACH FUND'S COMPOSITE BENCHMARK WILL CHANGE ITS ALLOCATION AS OF JUNE 30, 1998. THE TABLE BELOW ILLUSTRATES THESE CHANGES.
COMPOSITE BENCHMARKS
                      INCOME  2000   2010   2020   2030

S&P 500               20.0%   36.8%  55.2%  67.9%  70.0%

MS EAFE               -       3.9%   8.5%   11.9%  14.5%

LB AGGREGATE BOND     40.0%   40.3%  27.2%  12.7%  6.0%

ML HIGH YIELD MASTER  -       3.6%   6.7%   7.5%   9.5%

LB 3 MONTH T-BILL     40.0%   15.4%  2.4%   -      -


REN CHENG PREACHES THE
BENEFITS OF AUTOMATIC
DIVERSIFICATION:
"Diversification is a very simple
concept ...  you shouldn't put all
of your eggs into one basket. Most
investors understand the value of
diversification and many spend a
fair amount of time trying to decide
which combination of funds is best
for them. With the Freedom Funds,
that guesswork is essentially
already done.
"In most cases, each of the Freedom
Funds invests in an assortment of
domestic and international equity
and bond funds. Because each fund
carries a mixture of asset types,
performance may not look great
when domestic stocks stage a long
rally. But to use a baseball analogy,
our goal in managing these funds
is not to swing for the fences, but
to hit a lot of singles and doubles.
"The just-completed period actually
serves as a nice example of how
diversification can be beneficial.
When trouble erupted in Asia, the
funds had enough exposure to
European markets - which
performed well - to more than
offset their limited investments in
Asia. Of course, having exposure to
different types of markets doesn't
guarantee against poor performance.
It does, however, give investors a
chance to neutralize significant
losses in any one specific area."
FUND FACTS
GOAL: the Income fund seeks
high current income and, as a
secondary objective, capital
appreciation. The 2000, 2010,
2020 and 2030 funds each
seek high total return. Each fund
seeks to achieve its goal by
investing in a combination of
equity, fixed-income, and
money market underlying
Fidelity funds
FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)
SIZE: as of March 31, 1998,
more than $55 million (Income);
$325 million (2000); $647
million (2010); $577 million
(2020); $115 million (2030)
MANAGERS: Ren Cheng, since
inception; manager, various
structured investments for Fidelity
Management Trust Company;
joined Fidelity in 1994; Scott
Stewart, since inception;
manager, Fidelity Fifty, since
1993; founder and head of
Fidelity's Structured Equity Group
since 1987; joined Fidelity in
1987
(checkmark)
FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1998

                                          % OF FUND'S  % OF FUND'S INVESTMENTS
                                          INVESTMENTS  IN THESE HOLDINGS
                                                       6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                      3.0%         3.0%

DISCIPLINED EQUITY FUND                    3.0          2.9

EQUITY-INCOME FUND                         2.9          3.0

FIDELITY FUND                              3.0          3.0

GROWTH & INCOME PORTFOLIO                  3.0          3.0

GROWTH COMPANY FUND                        3.0          2.9

OTC PORTFOLIO                                 2.0          2.0

                                            19.9         19.8

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                 15.0         15.2

INTERMEDIATE BOND FUND                     9.9          9.9

INVESTMENT GRADE BOND FUND                  15.1         15.2

                                            40.0         40.3

MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT     40.1         39.9
 MONEY MARKET PORTFOLIO

                                           100.0%       100.0%


ASSET ALLOCATION

SIX MONTHS AGO
ROW: 1, COL: 1, VALUE: 39.9
ROW: 1, COL: 2, VALUE: 40.3
ROW: 1, COL: 3, VALUE: 19.8
19.8%
39.9%
40.3%
CURRENT
ROW: 1, COL: 1, VALUE: 40.1
ROW: 1, COL: 2, VALUE: 39.9
ROW: 1, COL: 3, VALUE: 20.0
19.9%
40.1%
40.0%
DOMESTIC EQUITY FUNDS

EXPECTED
INVESTMENT GRADE FIXED-INCOME FUNDS

ROW: 1, COL: 1, VALUE: 40.0
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 20.0
20.0%
MONEY MARKET FUND

40.0%
40.0%
THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1998. FIDELITY FREEDOM INCOME FUND

INVESTMENTS MARCH 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 19.9%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 19.9%
Blue Chip Growth Fund  36,948 $ 1,661,929
Disciplined Equity Fund  56,316  1,655,125
Equity-Income Fund  28,628  1,646,417
Fidelity Fund   49,174  1,653,222
Growth & Income Portfolio  38,602  1,653,707
Growth Company Fund  34,464  1,667,380
OTC Portfolio  28,263  1,120,896
TOTAL EQUITY FUNDS
(Cost $10,035,824)   11,058,676
FIXED-INCOME FUNDS - 40.0%
INVESTMENT GRADE FIXED-INCOME FUNDS - 40.0%
Government Securities Fund  841,812  8,350,777
Intermediate Bond Fund  537,928  5,470,728
Investment Grade Bond Fund  1,144,050  8,351,563
TOTAL FIXED-INCOME FUNDS
(Cost $22,052,664)   22,173,068
MONEY MARKET FUND - 40.1%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $22,249,227)  22,249,227  22,249,227
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,337,715)     $ 55,480,971
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $52,581,054 and $8,302,201, respectively.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $54,338,032. Net unrealized appreciation aggregated $1,142,939, of which $1,200,852 related to appreciated investment securities and $57,913 related to depreciated investment securities.
The fund hereby designates approximately $28,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $54,337,715) -               $ 55,480,971
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR UNDERLYING FUND SHARES REDEEMED                         98,104

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                310,420

DIVIDENDS RECEIVABLE                                                   197,332

 TOTAL ASSETS                                                          56,086,827

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 5,236

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                 197,355

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     408,481

ACCRUED MANAGEMENT FEE                                       3,443

 TOTAL LIABILITIES                                                     614,515

NET ASSETS                                                            $ 55,472,312

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 53,584,740

UNDISTRIBUTED NET INVESTMENT INCOME                                    189,484

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     554,832
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              1,143,256

NET ASSETS, FOR 5,065,535 SHARES OUTSTANDING                          $ 55,472,312

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $10.95
SHARE ($55,472,312 (DIVIDED BY) 5,065,535 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME                                                   $ 1,168,364
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                             116

 TOTAL INCOME                                                        1,168,480

EXPENSES

MANAGEMENT FEE                                            $ 24,325

NON-INTERESTED TRUSTEES' COMPENSATION                      80

 TOTAL EXPENSES BEFORE REDUCTIONS                          24,405

 EXPENSE REDUCTIONS                                        (4,846)   19,559

NET INVESTMENT INCOME                                                1,148,921

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     472,388

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           362,167   834,555

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              1,304,056
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      2,138,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 3,287,532
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                  $ 4,813
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN CREDITS                                                   33

                                                                    $ 4,846


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 17, 1996
                                                         MARCH 31,      (COMMENCEMENT
                                                         1998           OF OPERATIONS) TO
                                                                        MARCH 31,
                                                                        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,148,921    $ 73,301
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 834,555        12,977

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     1,304,056      (160,800)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM     3,287,532      (74,522)
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,139,587)    (33,604)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (147,075)      -

 TOTAL DISTRIBUTIONS                                      (1,286,662)    (33,604)

SHARE TRANSACTIONS                                        69,897,635     11,258,281
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,274,256      33,565

 COST OF FREEDOM FUND SHARES REDEEMED                     (27,126,984)   (1,757,185)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM     44,044,907     9,534,661
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 46,045,777     9,426,535

NET ASSETS

 BEGINNING OF PERIOD                                      9,426,535      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 55,472,312   $ 9,426,535
INCOME OF $189,484 AND $41,001, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     6,546,429      1,105,915

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  120,112        3,290

 REDEEMED                                                 (2,537,779)    (172,432)

 NET INCREASE (DECREASE)                                  4,128,762      936,773


FINANCIAL HIGHLIGHTS
     YEAR ENDED   OCTOBER 17, 1996
     MARCH 31,    (COMMENCEMENT
                  OF OPERATIONS) TO
                   MARCH 31,

     1998         1997




SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.06   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .50       .22

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         .96       (.02) F

 TOTAL FROM INVESTMENT OPERATIONS                                1.46      .20

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.51)     (.14)

 FROM NET REALIZED GAIN                                          (.06)     -

 TOTAL DISTRIBUTIONS                                             (.57)     (.14)

NET ASSET VALUE, END OF PERIOD                                  $ 10.95   $ 10.06

TOTAL RETURN B, C                                                14.88%    1.99%

RATIOS AND SUPPLEMENTAL DATA
 (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 55,472  $ 9,427

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% E    .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             4.71%     4.95% A

PORTFOLIO TURNOVER RATE                                          33%       32% A


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1998

                                          % OF FUND'S  % OF FUND'S INVESTMENTS
                                          INVESTMENTS  IN THESE HOLDINGS
                                                       6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                      5.6%         5.7%

DISCIPLINED EQUITY FUND                    5.6          5.7

EQUITY-INCOME FUND                         5.5          5.8

FIDELITY FUND                              5.6          5.8

GROWTH & INCOME PORTFOLIO                  5.6          5.8

GROWTH COMPANY FUND                        5.6          5.7

OTC PORTFOLIO                                 3.8          3.8

                                            37.3         38.3

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND             1.0          1.2

EUROPE FUND                                1.0          1.2

JAPAN FUND                                 0.8          0.9

OVERSEAS FUND                              1.0          1.1

SOUTHEAST ASIA FUND                         0.2          0.2

                                            4.0          4.6

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                 15.2         15.4

INTERMEDIATE BOND FUND                     9.9          10.0

INVESTMENT GRADE BOND FUND                  15.2         15.3

                                            40.3         40.7

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                        3.8          4.1

MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT     14.6         12.3
 MONEY MARKET PORTFOLIO

                                           100.0%       100.0%


ASSET ALLOCATION

SIX MONTHS AGO
12.3% (MM)
ROW: 1, COL: 1, VALUE: 12.3
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 40.7
ROW: 1, COL: 4, VALUE: 4.6
ROW: 1, COL: 5, VALUE: 38.3
4.1% (HY)
38.3% (DE)
40.7% (IG)
4.6% (IE)
CURRENT
14.6% (MM)
ROW: 1, COL: 1, VALUE: 14.6
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 40.4
ROW: 1, COL: 4, VALUE: 3.8
ROW: 1, COL: 5, VALUE: 37.4
37.3% (DE)
3.8% (HY)
40.3% (IG)
4.0% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUND
16.2% (MM)
ROW: 1, COL: 1, VALUE: 16.1
ROW: 1, COL: 2, VALUE: 3.4
ROW: 1, COL: 3, VALUE: 40.2
ROW: 1, COL: 4, VALUE: 3.7
ROW: 1, COL: 5, VALUE: 35.8
36.3% (DE)
3.5% (HY)
MONEY MARKET FUND (MM)

40.2% (IG)
3.8% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1998.
FIDELITY FREEDOM 2000 FUND

INVESTMENTS MARCH 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 41.3%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 37.3%
Blue Chip Growth Fund  404,777 $ 18,206,883
Disciplined Equity Fund  618,707  18,183,810
Equity-Income Fund  313,821  18,047,843
Fidelity Fund   539,516  18,138,525
Growth & Income Portfolio  423,402  18,138,535
Growth Company Fund  377,519  18,264,348
OTC  Portfolio  309,866  12,289,298
  121,269,242
INTERNATIONAL EQUITY FUNDS - 4.0%
Diversified International Fund  180,761  3,304,311
Europe Fund  92,657  3,300,429
Japan Fund  262,988  2,582,543
Overseas Fund  89,211  3,308,847
Southeast Asia Fund  65,007  640,965
  13,137,095
TOTAL EQUITY FUNDS
(Cost $121,634,887)  134,406,337
FIXED-INCOME FUNDS - 44.1%
INVESTMENT GRADE FIXED-INCOME FUNDS - 40.3 %
Government Securities Fund  4,974,691  49,348,936
Intermediate Bond Fund  3,177,245  32,312,585
Investment Grade Bond Fund  6,760,318  49,350,321
  131,011,842
HIGH YIELD FIXED-INCOME FUNDS - 3.8%
Capital & Income Fund  1,150,975  12,211,849
TOTAL FIXED-INCOME FUNDS
(Cost $142,772,397)  143,223,691
MONEY MARKET FUND - 14.6%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $47,505,914)  47,505,914  47,505,914
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $311,913,198)  $ 325,135,942
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $315,355,057 and $22,464,514, respectively.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $311,914,004. Net unrealized appreciation aggregated $13,221,938, of which $14,219,698 related to appreciated investment securities and $997,760 related to depreciated investment securities.
The fund hereby designates approximately $225,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2000 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $311,913,198) -                 $ 325,135,942
SEE ACCOMPANYING SCHEDULE

CASH                                                                      18,388

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   1,799,566

DIVIDENDS RECEIVABLE                                                      882,128

 TOTAL ASSETS                                                             327,836,024

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                $ 1,716,562

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     972,576

ACCRUED MANAGEMENT FEE                                       21,383

 TOTAL LIABILITIES                                                        2,710,521

NET ASSETS                                                               $ 325,125,503

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 306,237,853

UNDISTRIBUTED NET INVESTMENT INCOME                                       2,284,423

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        3,380,483
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 13,222,744

NET ASSETS, FOR 27,143,308 SHARES OUTSTANDING                            $ 325,125,503

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $11.98
SHARE ($325,125,503 (DIVIDED BY) 27,143,308 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME                                                     $ 3,495,853
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                               741

 TOTAL INCOME                                                          3,496,594

EXPENSES

MANAGEMENT FEE                                            $ 91,925

NON-INTERESTED TRUSTEES' COMPENSATION                      255

 TOTAL EXPENSES BEFORE REDUCTIONS                          92,180

 EXPENSE REDUCTIONS                                        (21,044)    71,136

NET INVESTMENT INCOME                                                  3,425,458

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     2,700,525

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           2,161,319   4,861,844

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                13,600,251
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        18,462,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 21,887,553
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 17,482
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN CREDITS                                                     23

 TRANSFER AGENT CREDITS                                                3,539

                                                                      $ 21,044


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 17, 1996
                                                         MARCH 31,      (COMMENCEMENT
                                                         1998           OF OPERATIONS) TO
                                                                        MARCH 31,
                                                                        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 3,425,458    $ 108,956
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 4,861,844      36,358

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     13,600,251     (377,507)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          21,887,553     (232,193)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,016,719)    (14,410)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (723,870)      -

 TOTAL DISTRIBUTIONS                                      (2,740,589)    (14,410)

SHARE TRANSACTIONS                                        361,047,372    18,502,730
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            2,734,857      14,332

 COST OF FREEDOM FUND SHARES REDEEMED                     (73,749,351)   (2,324,798)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          290,032,878    16,192,264
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 309,179,842    15,945,661

NET ASSETS

 BEGINNING OF PERIOD                                      15,945,661     -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 325,125,503  $ 15,945,661
INCOME OF $2,284,423 AND $99,480, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     31,728,940     1,799,764

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  246,530        1,404

 REDEEMED                                                 (6,408,111)    (225,219)

 NET INCREASE (DECREASE)                                  25,567,359     1,575,949


FINANCIAL HIGHLIGHTS
     YEAR ENDED   OCTOBER 17, 1996
     MARCH 31,    (COMMENCEMENT
                  OF OPERATIONS) TO
                   MARCH 31,

     1998         1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.12    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .60        .18

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         1.71       .03 F

 TOTAL FROM INVESTMENT OPERATIONS                                2.31       .21

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.33)      (.09)

 FROM NET REALIZED GAIN                                          (.12)      -

 TOTAL DISTRIBUTIONS                                             (.45)      (.09)

NET ASSET VALUE, END OF PERIOD                                  $ 11.98    $ 10.12

TOTAL RETURN B, C                                                23.25%     2.09%

RATIOS AND SUPPLEMENTAL DATA
 (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 325,126  $ 15,946

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% E     .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             3.72%      4.00% A

PORTFOLIO TURNOVER RATE                                          24%        19% A


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1998

                                          % OF FUND'S  % OF FUND'S INVESTMENTS
                                          INVESTMENTS  IN THESE HOLDINGS
                                                       6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                      8.4%         8.6%

DISCIPLINED EQUITY FUND                    8.4          8.6

EQUITY-INCOME FUND                         8.3          8.7

FIDELITY FUND                              8.4          8.7

GROWTH & INCOME PORTFOLIO                  8.3          8.6

GROWTH COMPANY FUND                        8.4          8.6

OTC PORTFOLIO                                 5.7          5.8

                                            55.9         57.6

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND             2.2          2.4

EUROPE FUND                                2.2          2.4

JAPAN FUND                                 1.7          2.0

OVERSEAS FUND                              2.2          2.4

SOUTHEAST ASIA FUND                         0.4          0.5

                                            8.7          9.7

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                 10.0         9.4

INTERMEDIATE BOND FUND                     6.5          6.1

INVESTMENT GRADE BOND FUND                  10.0          9.4

                                            26.5         24.9

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                        6.9          7.2

MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT      2.0          0.6
 MONEY MARKET PORTFOLIO

                                           100.0%       100.0%


ASSET ALLOCATION

SIX MONTHS AGO
0.6% (MM)
7.2% (HY)
ROW: 1, COL: 1, VALUE: 1.6
ROW: 1, COL: 2, VALUE: 7.2
ROW: 1, COL: 3, VALUE: 24.3
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 57.2
24.9% (IG)
57.6% (DE)
9.7% (IE)
CURRENT
2.0% (MM)
6.9% (HY)
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 6.9
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 8.699999999999999
ROW: 1, COL: 5, VALUE: 55.9
26.5% (IG)
55.9% (DE)
8.7% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
2.8% (MM)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
6.6% (HY)
ROW: 1, COL: 1, VALUE: 2.8
ROW: 1, COL: 2, VALUE: 6.6
ROW: 1, COL: 3, VALUE: 27.8
ROW: 1, COL: 4, VALUE: 8.4
ROW: 1, COL: 5, VALUE: 54.4
MONEY MARKET FUND (MM)

27.8% (IG)
54.4% (DE)
8.4% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1998.
FIDELITY FREEDOM 2010 FUND

INVESTMENTS MARCH 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 64.6%
 SHARES VALUE
  (NOTE 1)
DOMESTIC EQUITY FUNDS - 55.9%
Blue Chip Growth Fund  1,208,326 $ 54,350,519
Disciplined Equity Fund  1,844,881  54,221,040
Equity-Income Fund  937,420  53,911,043
Fidelity Fund   1,610,880  54,157,779
Growth & Income Portfolio  1,263,662  54,135,276
Growth Company Fund  1,127,592  54,552,924
OTC Portfolio  926,220  36,733,899
  362,062,480
INTERNATIONAL EQUITY FUNDS - 8.7%
Diversified International Fund  774,515  14,158,127
Europe Fund  398,363  14,189,678
Japan Fund  1,128,221  11,079,135
Overseas Fund  380,699  14,120,128
Southeast Asia Fund  282,160  2,782,094
    56,329,162
TOTAL EQUITY FUNDS
(Cost $377,722,702)   418,391,642
FIXED-INCOME FUNDS - 33.4%
INVESTMENT GRADE FIXED-INCOME FUNDS - 26.5%
Government Securities Fund  6,515,388  64,632,649
Intermediate Bond Fund  4,161,292  42,320,343
Investment Grade Bond Fund  8,857,622  64,660,644
  171,613,636
HIGH YIELD FIXED-INCOME FUND - 6.9%
Capital & Income Fund  4,171,133  44,255,719
TOTAL FIXED-INCOME FUNDS
(Cost $214,277,828)  215,869,355
MONEY MARKET FUND - 2.0%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $13,102,424)  13,102,424  13,102,424
CASH EQUIVALENTS - 0.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.92%, dated
3/31/98 due 4/1/98 $ 44,007 $ 44,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $605,146,954)  $ 647,407,421
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $608,558,896 and $33,290,093, respectively.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $605,146,990. Net unrealized appreciation aggregated $42,260,431, of which $44,428,773 related to appreciated investment securities and $2,168,342 related to depreciated investment securities.
The fund hereby designates approximately $430,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2010 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 647,407,421
AGREEMENTS OF $44,000) (COST $605,146,954) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      986

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   2,748,386

DIVIDENDS RECEIVABLE                                                      1,053,662

 TOTAL ASSETS                                                             651,210,455

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                $ 3,458,192

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     353,541

ACCRUED MANAGEMENT FEE                                       42,269

 TOTAL LIABILITIES                                                        3,854,002

NET ASSETS                                                               $ 647,356,453

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 594,483,471

UNDISTRIBUTED NET INVESTMENT INCOME                                       2,560,461

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        8,052,054
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 42,260,467

NET ASSETS, FOR 50,524,663 SHARES OUTSTANDING                            $ 647,356,453

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $12.81
SHARE ($647,356,453 (DIVIDED BY) 50,524,663 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME                                                     $ 4,212,894
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                               1,066

 TOTAL INCOME                                                          4,213,960

EXPENSES

MANAGEMENT FEE                                            $ 160,385

NON-INTERESTED TRUSTEES' COMPENSATION                      418

 TOTAL EXPENSES BEFORE REDUCTIONS                          160,803

 EXPENSE REDUCTIONS                                        (37,933)    122,870

NET INVESTMENT INCOME                                                  4,091,090

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     5,582,413

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           5,083,062   10,665,475

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                42,914,286
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        53,579,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 57,670,851
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 30,159
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN CREDITS                                                     39

 TRANSFER AGENT CREDITS                                                7,735

                                                                      $ 37,933


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 17, 1996
                                                         MARCH 31,      (COMMENCEMENT
                                                         1998           OF OPERATIONS) TO
                                                                        MARCH 31,
                                                                        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 4,091,090    $ 93,648
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 10,665,475     31,087

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     42,914,286     (653,819)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          57,670,851     (529,084)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (3,427,770)    (5,289)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (831,579)      -

 TOTAL DISTRIBUTIONS                                      (4,259,349)    (5,289)

SHARE TRANSACTIONS                                        632,743,131    26,783,587
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            4,255,727      5,289

 COST OF FREEDOM FUND SHARES REDEEMED                     (66,653,573)   (2,654,837)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          570,345,285    24,134,039
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 623,756,787    23,599,666

NET ASSETS

 BEGINNING OF PERIOD                                      23,599,666     -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 647,356,453  $ 23,599,666
INCOME OF $2,560,461 AND $93,710, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     53,347,199     2,579,315

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  370,207        516

 REDEEMED                                                 (5,517,029)    (255,545)

 NET INCREASE (DECREASE)                                  48,200,377     2,324,286


FINANCIAL HIGHLIGHTS
     YEAR ENDED   OCTOBER 17, 1996
     MARCH 31,    (COMMENCEMENT
                  OF OPERATIONS) TO
                   MARCH 31,

     1998         1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.15    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .30        .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         2.82       .15 F

 TOTAL FROM INVESTMENT OPERATIONS                                3.12       .26

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.37)      (.11)

 FROM NET REALIZED GAIN                                          (.09)      -

 TOTAL DISTRIBUTIONS                                             (.46)      (.11)

NET ASSET VALUE, END OF PERIOD                                  $ 12.81    $ 10.15

TOTAL RETURN B, C                                                31.31%     2.59%

RATIOS AND SUPPLEMENTAL DATA
 (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 647,356  $ 23,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% E     .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             2.54%      2.56% A

PORTFOLIO TURNOVER RATE                                          20%        3% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                  10.3%        10.3%

DISCIPLINED EQUITY FUND                10.2         10.3

EQUITY-INCOME FUND                     10.2         10.4

FIDELITY FUND                          10.2         10.3

GROWTH & INCOME PORTFOLIO              10.2         10.3

GROWTH COMPANY FUND                    10.3         10.3

OTC PORTFOLIO                             6.9          6.9

                                        68.3         68.8

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND         3.0          3.2

EUROPE FUND                            3.0          3.2

JAPAN FUND                             2.4          2.6

OVERSEAS FUND                          3.0          3.2

SOUTHEAST ASIA FUND                      0.6          0.6

                                        12.0         12.8

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND             4.6          4.0

INTERMEDIATE BOND FUND                 3.0          2.7

INVESTMENT GRADE BOND FUND               4.6          4.0

                                        12.2         10.7

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                    7.5          7.7

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
7.7% (HY)
ROW: 1, COL: 1, VALUE: 7.7
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 12.8
ROW: 1, COL: 4, VALUE: 68.8
10.7% (IG)
68.8% (DE)
12.8% (IE)
CURRENT
7.5% (HY)
ROW: 1, COL: 1, VALUE: 7.5
ROW: 1, COL: 2, VALUE: 12.2
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 68.3
68.3% (DE)
12.2% (IG)
12.0% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
7.5% (HY)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
ROW: 1, COL: 1, VALUE: 7.5
ROW: 1, COL: 2, VALUE: 13.3
ROW: 1, COL: 3, VALUE: 11.8
ROW: 1, COL: 4, VALUE: 67.40000000000001
13.3% (IG)
67.4% (DE)
11.8% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1998.
FIDELITY FREEDOM 2020 FUND

INVESTMENTS MARCH 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 80.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
DOMESTIC EQUITY FUNDS - 68.3%
Blue Chip Growth Fund  1,316,762 $ 59,227,975
Disciplined Equity Fund  2,009,165  59,049,358
Equity-Income Fund  1,020,351  58,680,388
Fidelity Fund  1,754,884  58,999,215
Growth & Income Portfolio  1,376,975  58,989,608
Growth Company Fund  1,227,838  59,402,824
OTC Portfolio  1,008,413  39,993,671
  394,343,039
INTERNATIONAL EQUITY FUNDS - 12.0%
Diversified International Fund  957,177  17,497,197
Europe Fund  490,819  17,482,965
Japan Fund  1,392,392  13,673,288
Overseas Fund  469,672  17,420,136
Southeast Asia Fund  350,323  3,454,192
    69,527,778
TOTAL EQUITY FUNDS
(Cost $417,866,311)   463,870,817
FIXED-INCOME FUNDS - 19.7%
INVESTMENT GRADE FIXED-INCOME FUNDS - 12.2%
Government Securities Fund  2,664,856  26,435,373
Intermediate Bond Fund  1,704,783  17,337,440
Investment Grade Bond Fund  3,617,662  26,408,934
    70,181,747
HIGH YIELD FIXED-INCOME FUNDS - 7.5%
Capital & Income Fund  4,104,372  43,547,388
TOTAL FIXED-INCOME FUNDS
(Cost $112,122,598)   113,729,135
CASH EQUIVALENTS - 0.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.92%, dated
3/31/98 due 4/1/98 $ 59,010  59,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $530,047,909)  $ 577,658,952
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $531,084,199 and $20,114,508, respectively.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $530,048,173. Net unrealized appreciation aggregated $47,610,779, of which $49,421,727 related to appreciated investment securities and $1,810,948 related to depreciated investment securities.
The fund hereby designates approximately $422,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2020 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 577,658,952
AGREEMENTS OF $59,000) (COST $530,047,909) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      317

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   2,448,202

DIVIDENDS RECEIVABLE                                                      523,400

 TOTAL ASSETS                                                             580,630,871

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                $ 2,054,993

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     935,929

ACCRUED MANAGEMENT FEE                                       37,315

 TOTAL LIABILITIES                                                        3,028,237

NET ASSETS                                                               $ 577,602,634

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 522,608,578

UNDISTRIBUTED NET INVESTMENT INCOME                                       1,669,019

ACCUMULATED UNDISTRIBUTED NET REALIZED                                    5,713,994
GAIN (LOSS) ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 47,611,043

NET ASSETS, FOR 43,486,151 SHARES OUTSTANDING                            $ 577,602,634

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $13.28
SHARE ($577,602,634 (DIVIDED BY) 43,486,151 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME                                                     $ 2,381,876
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST INCOME                                                        670

 TOTAL INCOME                                                          2,382,546

EXPENSES

MANAGEMENT FEE                                            $ 129,562

NON-INTERESTED TRUSTEES' COMPENSATION                      319

 TOTAL EXPENSES BEFORE REDUCTIONS                          129,881

 EXPENSE REDUCTIONS                                        (29,238)    100,643

NET INVESTMENT INCOME                                                  2,281,903

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     3,631,846

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           4,308,658   7,940,504

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                48,041,041
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        55,981,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 58,263,448
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 24,214
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN CREDITS                                                     61

 TRANSFER AGENT CREDITS                                                4,963

                                                                      $ 29,238


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 17, 1996
                                                         MARCH 31,      (COMMENCEMENT
                                                         1998           OF OPERATIONS) TO
                                                                        MARCH 31,
                                                                        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,281,903    $ 43,262
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 7,940,504      44,065

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     48,041,041     (429,998)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          58,263,448     (342,671)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,139,443)    (4,270)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (775,606)      -

 TOTAL DISTRIBUTIONS                                      (2,915,049)    (4,270)

SHARE TRANSACTIONS                                        561,324,674    17,189,961
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            2,914,790      4,270

 COST OF FREEDOM FUND SHARES REDEEMED                     (56,943,712)   (1,888,807)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          507,295,752    15,305,424
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 562,644,151    14,958,483

NET ASSETS

 BEGINNING OF PERIOD                                      14,958,483     -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 577,602,634  $ 14,958,483
INCOME OF $1,669,019 AND $43,724, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     46,318,365     1,645,700

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  249,279        414

 REDEEMED                                                 (4,547,206)    (180,401)

 NET INCREASE (DECREASE)                                  42,020,438     1,465,713


FINANCIAL HIGHLIGHTS
     YEAR ENDED   OCTOBER 17, 1996
     MARCH 31,    (COMMENCEMENT
                  OF OPERATIONS) TO
                  MARCH 31,

     1998         1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.21    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .21        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         3.33       .22 F

 TOTAL FROM INVESTMENT OPERATIONS                                3.54       .30

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.34)      (.09)

 FROM NET REALIZED GAIN                                          (.13)      -

 TOTAL DISTRIBUTIONS                                             (.47)      (.09)

NET ASSET VALUE, END OF PERIOD                                  $ 13.28    $ 10.21

TOTAL RETURN B, C                                                35.36%     2.99%

RATIOS AND SUPPLEMENTAL DATA
 (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 577,603  $ 14,958

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% E     .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             1.76%      1.75% A

PORTFOLIO TURNOVER RATE                                          15%        21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                  10.5%        10.4%

DISCIPLINED EQUITY FUND                10.5         10.3

EQUITY-INCOME FUND                     10.4         10.4

FIDELITY FUND                          10.5         10.4

GROWTH & INCOME PORTFOLIO              10.5         10.4

GROWTH COMPANY FUND                    10.5         10.4

OTC PORTFOLIO                             7.1          6.9

                                        70.0         69.2

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND         3.7          3.9

EUROPE FUND                            3.6          3.9

JAPAN FUND                             2.9          3.1

OVERSEAS FUND                          3.6          3.8

SOUTHEAST ASIA FUND                      0.7          0.7

                                        14.5         15.4

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND             2.2          2.0

INTERMEDIATE BOND FUND                 1.4          1.3

INVESTMENT GRADE BOND FUND               2.2          2.0

                                         5.8          5.3

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                    9.7         10.1

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
10.1% (HY)
ROW: 1, COL: 1, VALUE: 10.1
ROW: 1, COL: 2, VALUE: 5.3
ROW: 1, COL: 3, VALUE: 15.4
ROW: 1, COL: 4, VALUE: 69.2
5.3% (IG)
69.2% (DE)
15.4% (IE)
CURRENT
9.7% (HY)
ROW: 1, COL: 1, VALUE: 9.699999999999999
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 14.5
ROW: 1, COL: 4, VALUE: 70.0
5.8% (IG)
70.0% (DE)
14.5% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
9.4% (HY)
ROW: 1, COL: 1, VALUE: 9.4
ROW: 1, COL: 2, VALUE: 6.2
ROW: 1, COL: 3, VALUE: 14.4
ROW: 1, COL: 4, VALUE: 70.0
70.0% (DE)
6.2% (IG)
14.4% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1998.
FIDELITY FREEDOM 2030 FUND

INVESTMENTS MARCH 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 84.5%
 MATURITY VALUE
 AMOUNT (NOTE 1)
DOMESTIC EQUITY FUNDS - 70.0%
Blue Chip Growth Fund  268,915 $ 12,095,799
Disciplined Equity Fund  410,298  12,058,652
Equity-Income Fund  208,508  11,991,302
Fidelity Fund   358,243  12,044,122
Growth & Income Portfolio  281,306  12,051,164
Growth Company Fund  250,907  12,138,885
OTC Portfolio  205,955  8,168,194
   80,548,118
INTERNATIONAL EQUITY FUNDS - 14.5%
Diversified International Fund  230,280  4,209,517
Europe Fund  118,127  4,207,691
Japan Fund  336,255  3,302,022
Overseas Fund  113,218  4,199,258
Southeast Asia Fund  84,019  828,427
    16,746,915
TOTAL EQUITY FUNDS
(Cost $90,073,112)   97,295,033
FIXED-INCOME FUNDS - 15.5%
INVESTMENT GRADE FIXED-INCOME FUNDS - 5.8%
Government Securities Fund  252,806  2,507,834
Intermediate Bond Fund  161,645  1,643,934
Investment Grade Bond Fund  345,034  2,518,749
  6,670,517
HIGH YIELD FIXED-INCOME FUND - 9.7%
Capital & Income Fund  1,047,929  11,118,523
TOTAL FIXED-INCOME FUNDS
(Cost $17,252,905)   17,789,040
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,326,017)  $ 115,084,073
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $113,742,456 and $14,689,191, respectively.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $107,329,455. Net unrealized appreciation aggregated $7,754,618, of which $8,296,363 related to appreciated investment securities and $541,745 related to depreciated investment securities.
The fund hereby designates approximately $236,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2030 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $107,326,017) -                $ 115,084,073
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                  1,849,433

DIVIDENDS RECEIVABLE                                                     80,255

 TOTAL ASSETS                                                            117,013,761

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 3,781

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                 1,732,511

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     197,986

ACCRUED MANAGEMENT FEE                                       7,403

 TOTAL LIABILITIES                                                       1,941,681

NET ASSETS                                                              $ 115,072,080

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 103,423,282

UNDISTRIBUTED NET INVESTMENT INCOME                                      344,198

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       3,546,544
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                7,758,056

NET ASSETS, FOR 8,573,185 SHARES OUTSTANDING                            $ 115,072,080

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $13.42
SHARE ($115,072,080 (DIVIDED BY) 8,573,185 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME                                                     $ 781,402
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                               78

 TOTAL INCOME                                                          781,480

EXPENSES

MANAGEMENT FEE                                            $ 41,977

NON-INTERESTED TRUSTEES' COMPENSATION                      126

 TOTAL EXPENSES BEFORE REDUCTIONS                          42,103

 EXPENSE REDUCTIONS                                        (8,330)     33,773

NET INVESTMENT INCOME                                                  747,707

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     2,372,290

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           2,584,181   4,956,471

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                7,933,861
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        12,890,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 13,638,039
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 8,077
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN CREDITS                                                     67

 TRANSFER AGENT CREDITS                                                186

                                                                      $ 8,330


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 17, 1996
                                                         MARCH 31,      (COMMENCEMENT
                                                         1998           OF OPERATIONS) TO
                                                                        MARCH 31,
                                                                        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 747,707      $ 12,270
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 4,956,471      19,374

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     7,933,861      (175,805)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          13,638,039     (144,161)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (757,317)      (3,835)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                       (610,205)      -

 FROM NET REALIZED GAIN                                   (471,015)      -

 TOTAL DISTRIBUTIONS                                      (1,838,537)    (3,835)

SHARE TRANSACTIONS                                        138,314,449    6,627,125
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,838,434      3,834

 COST OF FREEDOM FUND SHARES REDEEMED                     (42,605,715)   (757,553)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          97,547,168     5,873,406
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 109,346,670    5,725,410

NET ASSETS

 BEGINNING OF PERIOD                                      5,725,410      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 115,072,080  $ 5,725,410
INCOME OF $344,198 AND $10,649, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     11,252,452     632,180

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  156,038        372

 REDEEMED                                                 (3,395,851)    (72,006)

 NET INCREASE (DECREASE)                                  8,012,639      560,546


FINANCIAL HIGHLIGHTS
     YEAR ENDED   OCTOBER 17, 1996
     MARCH 31,    (COMMENCEMENT
                  OF OPERATIONS) TO
                  MARCH 31,

     1998         1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.21    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .22        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         3.42       .22 F

 TOTAL FROM INVESTMENT OPERATIONS                                3.64       .30

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.17)      (.09)

 IN EXCESS OF NET INVESTMENT INCOME                              (.14)      -

 FROM NET REALIZED GAIN                                          (.12)      -

 TOTAL DISTRIBUTIONS                                             (.43)      (.09)

NET ASSET VALUE, END OF PERIOD                                  $ 13.42    $ 10.21

TOTAL RETURN B, C                                                36.28%     2.99%

RATIOS AND SUPPLEMENTAL DATA
 (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 115,072  $ 5,725

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% E     .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             1.78%      1.71% A

PORTFOLIO TURNOVER RATE                                          34%        19% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the underlying funds, non-taxable dividends and losses deferred due to wash sales.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of each fund's average net assets.
OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.
5. EXPENSE REDUCTIONS.
Strategic Advisers voluntarily agreed to reimburse each fund's total operating expenses above an annual rate of .08% of the fund's average net assets.
In addition, Strategic Advisers has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND  NUMBER OF SHAREHOLDERS % OWNERSHIP
Freedom Income 2 34%
Freedom 2000 1 62%  Freedom 2010 1 70%
Freedom 2020 1 77%
Freedom 2030 1 22%
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds:
We have audited the accompanying statements of assets and liabilities of Fidelity Aberdeen Street Trust: Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds, including the schedules of portfolio investments, as of March 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from October 17, 1996 (commencement of operations) to March 31, 1997. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Aberdeen Street Trust: Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds as of March 31, 1998 the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year then ended, and for the period from October 17, 1996 (commencement of operations) to March 31, 1997, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
May 8, 1998
DISTRIBUTIONS


The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities and distributions from underlying funds, and dividends derived from net investment income:
      LONG TERM
    SHORT TERM LONG TERM CAPITAL GAINS BREAK DOWN
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS CAPITAL GAINS 28% RATE
20% RATE
Freedom Income 12/30/97 12/29/97 $0.10 $0.04 $0.01 58.49% 41.51%
 5/4/98 5/1/98 $0.04 $0.04 $0.05 62.00% 38.00%
Freedom 2000 5/5/97 5/2/97 $0.05 $0.01 $0.01 100.00% 0.00%
 12/30/97 12/29/97 $0.28 $0.07 $0.03 58.48% 41.52%
 5/4/98 5/1/98 $0.08 $0.06 $0.06 60.00% 40.00%
Freedom 2010 5/5/97 5/2/97 $0.04 - $0.01 100.00% 0.00%
 12/30/97 12/29/97 $0.33 $0.04 $0.04 57.27% 42.73%
 5/4/98 5/1/98 $0.05 $0.05 $0.11 68.18% 31.82%
Freedom 2020 5/5/97 5/2/97 $0.03 $0.01 $0.01 100.00% 0.00%
 12/30/97 12/29/97 $0.31 $0.05 $0.06 58.45% 41.55%
 5/4/98 5/1/98 $0.04 $0.04 $0.09 63.33% 36.67%
Freedom 2030 5/5/97 5/2/97 $0.01 $0.01 $0.01 100.00% 0.00%
 12/30/97 12/29/97 $0.30 $0.05 $0.05 58.37% 41.63%
 5/4/98 5/1/98 $0.04 $0.13 $0.23 64.78% 35.22%
The following percentages of dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Freedom Income 16.0%
Freedom 2000 20.5%
Freedom 2010 11.7%
Freedom 2020 6.7%
Freedom 2030 2.7%
The following percentages of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
Freedom Income  5%
Freedom 2000 11%
Freedom 2010 17%
Freedom 2020 21%
Freedom 2030 21%
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools... all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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